WASHINGTON MUTUAL INVESTORS FUND SM
WASHINGTON MUTUAL INVESTORS FUND SM
Investment objective
The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - WASHINGTON MUTUAL INVESTORS FUND SM	Class A		Class 529-A		Class B	Class 529-B	Class C	Class 529-C	Class 529-E	Class 529-F-1	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		5.75%		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	5.00%	5.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WASHINGTON MUTUAL INVESTORS FUND SM	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3		Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2		Class R-2E		Class R-3	Class R-4	Class R-5E	Class R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%		0.24%		0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.23%	0.99%	1.00%	0.25%	none	none		0.22%	0.98%	0.99%	0.49%	none	0.99%	0.74%		0.60%		0.50%	0.25%	none	none	none
Other expenses	0.11%	0.10%	0.14%	0.17%	0.17%	0.06%	[1]	0.22%	0.24%	0.22%	0.19%	0.22%	0.16%	0.41%	[2]	0.27%	[2]	0.21%	0.16%	0.26%	0.11%	0.06%
Total annual fund operating expenses	0.58%	1.33%	1.38%	0.66%	0.41%	0.30%		0.68%	1.46%	1.45%	0.92%	0.46%	1.39%	1.39%		1.11%		0.95%	0.65%	0.50%	0.35%	0.30%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - WASHINGTON MUTUAL INVESTORS FUND SM - USD ($)	Class A	Class B	Class C	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	R-6
1 year	$ 631	$ 635	$ 240	$ 67	$ 42	$ 31	$ 640	$ 649	$ 248	$ 94	$ 47	$ 142	$ 142	$ 113	$ 97	$ 66	$ 51	$ 36	$ 31
3 years	750	821	437	211	132	97	780	862	459	293	148	440	440	353	303	208	160	113	97
5 years	880	929	755	368	230	169	932	997	792	509	258	761	761	612	525	362	280	197	169
10 years	$ 1,259	$ 1,395	$ 1,657	$ 822	$ 518	$ 381	$ 1,373	$ 1,534	$ 1,735	$ 1,131	$ 579	$ 1,669	$ 1,669	$ 1,352	$ 1,166	$ 810	$ 628	$ 443	$ 381

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - WASHINGTON MUTUAL INVESTORS FUND SM - USD ($)	Class B	Class C	Class 529-B	Class 529-C
1 year	$ 135	$ 140	$ 149	$ 148
3 years	421	437	462	459
5 years	729	755	797	792
10 years	$ 1,395	$ 1,657	$ 1,534	$ 1,735

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards and approved by the fund’s board of trustees — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund’s Investment Standards.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 12.97% (quarter ended June 30, 2009)

Lowest -20.22% (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2016, was 7.36%

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Average Annual Returns - WASHINGTON MUTUAL INVESTORS FUND SM	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	(5.91%)	10.70%	6.29%	11.68%	Jul. 31, 1952
Class B	B Before taxes	(5.58%)	10.92%	6.28%	6.51%	Mar. 15, 2000
Class C	C Before taxes	(1.87%)	11.13%	6.07%	5.65%	Mar. 15, 2001
Class F-1	F-1 Before taxes	(0.22%)	11.95%	6.88%	6.22%	Mar. 15, 2001
Class F-2	F-2 Before taxes	0.02%	12.23%		8.36%	Aug. 05, 2008
Class 529-A	529-A Before taxes	(5.97%)	10.59%	6.20%	6.06%	Feb. 15, 2002
Class 529-B	529-B Before taxes	(5.73%)	10.78%	6.15%	6.14%	Feb. 19, 2002
Class 529-C	529-C Before taxes	(1.96%)	11.05%	6.00%	5.66%	Feb. 15, 2002
Class 529-E	529-E Before taxes	(0.49%)	11.64%	6.55%	5.98%	Mar. 01, 2002
Class 529-F-1	529-F-1 Before taxes	(0.04%)	12.16%	7.06%	8.07%	Sep. 16, 2002
Class R-1	R-1 Before taxes	(0.96%)	11.14%	6.07%	5.62%	May 29, 2002
Class R-2	R-2 Before taxes	(0.91%)	11.17%	6.08%	5.64%	May 31, 2002
Class R-2E	R-2E Before taxes	(0.38%)			1.60%	Aug. 29, 2014
Class R-3	R-3 Before taxes	(0.51%)	11.63%	6.56%	6.31%	Jun. 04, 2002
Class R-4	R-4 Before taxes	(0.23%)	11.96%	6.87%	6.34%	May 20, 2002
Class R-5	R-5 Before taxes	0.07%	12.30%	7.19%	6.64%	May 15, 2002
R-6	R-6 Before taxes	0.12%	12.35%		15.27%	May 01, 2009
After Taxes on Distributions | Class A	A After taxes on distributions	(7.26%)	9.64%	5.43%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	(2.27%)	8.49%	5.05%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.38%	12.57%	7.31%	10.67%	Jul. 31, 1952
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(1.61%)	9.00%	5.50%		Jul. 31, 1952

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.